Expense Example {- Templeton Global Bond VIP Fund} - FTVIP Class 4-61 - Templeton Global Bond VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 86
3 years	279
5 years	488
10 years	$ 1,093